361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 90.3%
$17,267,913	UMB Money Market Fiduciary, 0.01%[1]	$17,267,913
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,267,913)	17,267,913
	TOTAL INVESTMENTS — 90.3%
	(Cost $17,267,913)	17,267,913
	Other Assets in Excess of Liabilities — 9.7%	1,854,330
	TOTAL NET ASSETS — 100.0%	$19,122,243

[1]	The rate is the annualized seven-day yield at period end.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	July 31, 2020	(Depreciation)
10	DAX Index	September 2020	$3,832,445	$3,683,081	$(149,364)
20	E-mini Russell 2000 Index	September 2020	1,477,692	1,481,100	3,408
10	FTSE 100 Index	September 2020	812,816	783,508	(29,308)
6	FTSE/MIB Index	September 2020	721,494	686,841	(34,653)
14	Hang Seng Index	August 2020	2,261,509	2,230,216	(31,293)
7	Nikkei 225 Index	September 2020	1,524,480	1,483,461	(41,019)

TOTAL FUTURES CONTRACTS			$10,630,436	$10,348,207	$(282,229)